CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Current Assets
Cash	$ 22,917		$ 38,879		$ 11,362
Total Current Assets	22,917		38,879		11,362
Properties and Equipment, net	33,317		3,068		3,987
Total Assets	56,234		41,947		15,349
Current Liabilities
Accrued Expenses	150,668		144,035		128,177
Note Payable	28,144
Total Current Liabilities	178,812		144,035		128,177
Total Liabilities	178,812		144,035		128,177
Stockholders' Deficit:
Preferred Stock; par value $0.001 authorized 80,000,000 shares, Issued 0 shares, respectively
Common Stock; par value $0.001 authorized 800,000,000 shares	117,795	[1]	117,795	[1],[2]	115,545	[2]
Additional Paid in Capital	12,595,705		12,595,705		12,595,705
Accumulated Deficit	(12,836,078)		(12,815,588)		(12,824,078)
Total Stockholders' Deficit	(122,578)		(102,088)		(112,828)
Total Liabilities and Stockholders' Deficit	$ 56,234		$ 41,947		$ 15,349

[1]	Common Stock; Shares Issued 117,795,000 as of September 30, 2014 and December 31, 2013, respectively
[2]	Common Stock; Shares Issued 117,795,000 and 115,545,000 as of December 31, 2013 and December 31, 2012, respectively